Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2023
Basic and diluted net loss per share
Basic and diluted net loss per share
23	Basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	For the years ended December 31,
	2021	2022	2023
Numerator:
Net loss attributable to ordinary shareholders of iClick Cayman	(13,631)	(200,875)	(38,690)
Numerator for basic and diluted net loss per share	(13,631)	(200,875)	(38,690)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	48,187,235	50,420,225	51,118,300
Basic net loss per share	(0.28)	(3.98)	(0.75)
Diluted net loss per share	(0.28)	(3.98)	(0.75)

23	Basic and diluted net loss per share (Continued)

The share options and RSUs were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect.

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2021	2022	2023
Share options, RSUs and warrants – weighted average (thousands)	2,613	385	16